Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Variations in Tangible Assets
The following tables show the variations in tangible assets for the years ended December 31, 2019, 2020 and 2021:

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2018/12/31			adjustments		As of 2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	—	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(8,010)	(2,909)	133	—	—	(10,785)
Accumulated impairment
Buildings on non-freehold land	—	—	—	—	—	—
Scientific equipment	—	—	—	—	—	—
Fittings	—	—	—	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	—	—	—	—	—	—
Furniture	—	—	—	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	—	—	—	—	—	—
TOTAL - Net	7,765	10,429	(1,741)	—	—	16,453

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2019/12/31			adjustments		As of 2020/12/31
Gross
Buildings on non-freehold land	12,229	—	—	—	(62)	12,167
Scientific equipment	11,260	450	(2,630)	—	—	9,080
Fittings	1,592	233	(113)	—	(9)	1,703
Vehicles	99	—	—	—	—	99
Computer equipment	1,669	69	(194)	—	(11)	1,534
Furniture	389	8	(68)	—	—	329
In progress	—	15	(17)	—	2	—
TOTAL - Gross	27,238	775	(3,022)	—	(80)	24,911
Accumulated depreciation
Buildings on non-freehold land	(1,216)	(1,398)	10	—	—	(2,603)
Scientific equipment	(7,172)	(1,368)	2,588	—	—	(5,952)
Fittings	(875)	(218)	107	4	—	(982)
Vehicles	(66)	(20)	—	—	—	(85)
Computer equipment	(1,155)	(260)	193	4	—	(1,217)
Furniture	(303)	(15)	68	(1)	—	(251)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,785)	(3,279)	2,967	7	—	(11,090)
Accumulated impairment
Buildings on non-freehold land	—	(1,182)	—	—	—	(1,182)
Scientific equipment	—	(866)	—	—	—	(866)
Fittings	—	(93)	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	—	(27)	—	—	—	(27)
Furniture	—	(3)	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	—	(2,172)	—	—	—	(2,172)
TOTAL - Net	16,453	(4,676)	(56)	7	(80)	11,648

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2020/12/31			adjustments		2021/12/31
Gross
Buildings on non-freehold land	12,167	—	(1,912)	—	56	10,311
Scientific equipment	9,080	71	(2,831)	—	—	6,320
Fittings	1,703	(4)	(234)	—	9	1,474
Vehicles	99	60	(67)	—	—	91
Computer equipment	1,534	30	(18)	—	(4)	1,542
Furniture	329	—	(50)	—	—	279
In progress	—	330	(342)	—	12	—
TOTAL - Gross	24,911	487	(5,454)	—	74	20,017
Accumulated depreciation
Buildings on non-freehold land	(2,603)	(1,417)	1,120	—	—	(2,900)
Scientific equipment	(5,952)	(1,061)	2,145	—	—	(4,868)
Fittings	(982)	(91)	190	(5)	—	(888)
Vehicles	(85)	(13)	67	—	—	(31)
Computer equipment	(1,217)	(195)	14	(6)	—	(1,403)
Furniture	(251)	(12)	50	—	—	(213)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(11,090)	(2,789)	3,587	(11)	—	(10,304)
Accumulated impairment
Buildings on non-freehold land	(1,182)	—	679	—	—	(503)
Scientific equipment	(866)	—	779	—	—	(87)
Fittings	(93)	—	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	(27)	—	15	—	—	(12)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(2,172)	—	1,473	—	—	(699)
TOTAL - Net	11,648	(2,302)	(394)	(11)	74	9,015